Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Operating lease expenses	$ 1,281	$ 771
Operating lease liabilities	$ (1,135)	$ (303)